10-K Income taxes - Reconciliation of the statutory income tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Amount
Benefit from income taxes computed using U.S. federal statutory income tax rate			$ (16,416)	$ (23,805)		$ (27,189)
State and local income tax, net of federal income tax effect			7,562	(22,643)		13,769
Impact of U.S. tax on foreign operations			1,632	706		362
Foreign tax effects			1,022
Effect of change in tax law or rates enacted in current period			(1,192)	0		0
Share-based compensation			2,616	944		2,033
Non-deductible expenses			3,117	2,204		11,641
Increase in uncertain tax position			97,843	121,969		59,364
Increase in valuation allowance			31,759	15,424		36,042
Penalties and interest			1,593	16,216		19,134
Other			(5,847)	(12,764)		(1,982)
Provision for income taxes	$ (98,705)	$ 33,653	$ 123,689	$ 98,251	[1]	$ 113,174	[1]
Percent
Benefit from income taxes computed using U.S. federal statutory income tax rate			21.00%	21.00%		21.00%
State income taxes, net of federal income tax benefit			(10.00%)	20.00%		(11.00%)
Impact of U.S. tax on foreign operations			(2.00%)	(1.00%)		(1.00%)
Foreign tax effects			(1.00%)
Effect of change in tax law or rates enacted in current period			2.00%
Share-based compensation			(3.00%)	(1.00%)		(2.00%)
Non-deductible expenses			(4.00%)	(2.00%)		(9.00%)
Increase in uncertain tax position			(125.00%)	(108.00%)		(46.00%)
Increase in valuation allowance			(41.00%)	(14.00%)		(28.00%)
Penalties and interest			(2.00%)	(14.00%)		(15.00%)
Other			7.00%	11.00%		2.00%
Provision for income taxes			(158.00%)	(87.00%)		(87.00%)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.